Investments under Resale Agreements and Obligations under Repurchase Agreements (Details 1) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Total	$ 380,055	$ 49,281
Chilean Central Bank And Government Securities [Member]
Disclosure of fair value measurement of assets [line items]
Total	379,924	49,149
Chilean Central Bank Bonds [Member] | Chilean Central Bank And Government Securities [Member]
Disclosure of fair value measurement of assets [line items]
Total		49,040
Chilean Central Bank Notes [Member] | Chilean Central Bank And Government Securities [Member]
Disclosure of fair value measurement of assets [line items]
Total
Other Chilean Central Bank And Government Securities [Member] | Chilean Central Bank And Government Securities [Member]
Disclosure of fair value measurement of assets [line items]
Total	379,924	109
Instruments From Other Foreign Institutions [Member]
Disclosure of fair value measurement of assets [line items]
Total
Instruments From Other Foreign Institutions [Member] | Securities From Government Or Foreign Central Banks [Member]
Disclosure of fair value measurement of assets [line items]
Total
Other Chilean Securities [Member]
Disclosure of fair value measurement of assets [line items]
Total	131	132
Other Chilean Securities [Member] | Time Deposits In Chilean Financial Institutions [Member]
Disclosure of fair value measurement of assets [line items]
Total	131	132
Trading Portfolio [Member]
Disclosure of fair value measurement of assets [line items]
Total
Trading Portfolio [Member] | Chilean Central Bank And Government Securities [Member]
Disclosure of fair value measurement of assets [line items]
Total
Trading Portfolio [Member] | Chilean Central Bank Bonds [Member] | Chilean Central Bank And Government Securities [Member]
Disclosure of fair value measurement of assets [line items]
Total
Trading Portfolio [Member] | Chilean Central Bank Notes [Member] | Chilean Central Bank And Government Securities [Member]
Disclosure of fair value measurement of assets [line items]
Total
Trading Portfolio [Member] | Other Chilean Central Bank And Government Securities [Member] | Chilean Central Bank And Government Securities [Member]
Disclosure of fair value measurement of assets [line items]
Total
Trading Portfolio [Member] | Instruments From Other Foreign Institutions [Member]
Disclosure of fair value measurement of assets [line items]
Total
Trading Portfolio [Member] | Instruments From Other Foreign Institutions [Member] | Securities From Government Or Foreign Central Banks [Member]
Disclosure of fair value measurement of assets [line items]
Total
Trading Portfolio [Member] | Other Chilean Securities [Member]
Disclosure of fair value measurement of assets [line items]
Total
Trading Portfolio [Member] | Other Chilean Securities [Member] | Time Deposits In Chilean Financial Institutions [Member]
Disclosure of fair value measurement of assets [line items]
Total
Available For Sale Portfolio [Member]
Disclosure of fair value measurement of assets [line items]
Total	379,924	49,281
Available For Sale Portfolio [Member] | Chilean Central Bank And Government Securities [Member]
Disclosure of fair value measurement of assets [line items]
Total	379,924	49,149
Available For Sale Portfolio [Member] | Chilean Central Bank Bonds [Member] | Chilean Central Bank And Government Securities [Member]
Disclosure of fair value measurement of assets [line items]
Total		49,040
Available For Sale Portfolio [Member] | Chilean Central Bank Notes [Member] | Chilean Central Bank And Government Securities [Member]
Disclosure of fair value measurement of assets [line items]
Total
Available For Sale Portfolio [Member] | Other Chilean Central Bank And Government Securities [Member] | Chilean Central Bank And Government Securities [Member]
Disclosure of fair value measurement of assets [line items]
Total	379,924	109
Available For Sale Portfolio [Member] | Instruments From Other Foreign Institutions [Member]
Disclosure of fair value measurement of assets [line items]
Total
Available For Sale Portfolio [Member] | Instruments From Other Foreign Institutions [Member] | Securities From Government Or Foreign Central Banks [Member]
Disclosure of fair value measurement of assets [line items]
Total
Available For Sale Portfolio [Member] | Other Chilean Securities [Member]
Disclosure of fair value measurement of assets [line items]
Total	131	132
Available For Sale Portfolio [Member] | Other Chilean Securities [Member] | Time Deposits In Chilean Financial Institutions [Member]
Disclosure of fair value measurement of assets [line items]
Total	$ 131	$ 132